Consolidated statement of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statement of Comprehensive Income [Line Items]
Net profit		€ 10,011	€ 6,369	[1]	€ 7,140	[2]
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		(14)	60	[2]	(28)	[2]
Remeasurement of defined benefit pension plans		137	226	[2]	(510)	[2]
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		(111)	122	[2]	(29)	[2]
Currency retranslation gains/(losses)		(2,239)	1,113	[2]	(1,316)	[2]
Other comprehensive income		(2,227)	1,521	[2]	(1,883)	[2]
Discontinued operations
Items that may be reclassified subsequently to profit or loss, net of tax:
Other comprehensive income		508	402	[2]	(143)	[2]
Aggregate continuing and discontinued operations
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		(14)	60		(28)
Remeasurement of defined benefit pension plans		176	264		(510)
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		(198)	210		(27)
Currency retranslation gains/(losses)	[3]	(1,683)	1,389		(1,461)
Total comprehensive income		8,292	8,292	[2]	5,114	[2]
Attributable to:
Non-controlling interests		187	712	[2]	524	[2]
Shareholders’ equity		€ 8,105	€ 7,580	[2]	€ 4,590	[2]

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[2]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[3]	Includes a hyperinflation adjustment of €17 million in relation to Argentina and Turkey (2024: €880 million, primarily reflects the effect of significant inflationary pressures, particularly in
Argentina, compared with 2025, 2023: €308 million).